Fair Value Measurements (Details 1) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 13,098,976	$ 17,544,547	$ 23,843,798
US Treasury Bill Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	10,968,867	13,566,276	11,079,857
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	13,098,976	17,544,547	23,843,798
Fair Value, Inputs, Level 1 [Member] | US Treasury Bill Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	10,968,867	13,566,276	11,079,857
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | US Treasury Bill Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | US Treasury Bill Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Cash [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	2,130,109	3,978,271	12,763,941
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	2,130,109	3,978,271	12,763,941
Cash [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Cash [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total